4. Significant Accounting Policies (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
STATEMENTS OF FINANCIAL POSITION
Assets	R$ 33,162,377	R$ 30,288,900	R$ 28,843,671
Current assets	5,701,834	4,237,241	6,821,637
Bonds and securities	1,341	136,649	294,514
Noncurrent assets	27,460,543	26,051,659	22,022,034
Deferred income tax and social contribution	915,492	814,355	537,562
Investments	2,570,643	2,344,512	2,232,484
Liabilities		30,288,900	28,843,671
Noncurrent liabilities	11,541,960	9,654,722	9,574,061
Provisions for legal claims	1,400,064	1,273,338	1,494,936
Equity	15,510,503	14,978,142	14,480,492	R$ 13,682,780
Attributable to controlling shareholder's	15,207,842	14,718,098	14,162,539
Profit retention reserve	5,557,843	5,016,916	5,330,383
Attributable to non-controlling interest	R$ 302,661	260,044	317,953	R$ 352,091
As Previously Stated
STATEMENTS OF FINANCIAL POSITION
Assets		30,434,209	28,947,657
Current assets		4,402,990	6,933,397
Bonds and securities		302,398	406,274
Noncurrent assets		26,031,219	22,014,260
Deferred income tax and social contribution		803,477
Investments		2,334,950	2,224,710
Liabilities		30,434,209	28,947,657
Noncurrent liabilities		9,622,727
Provisions for legal claims		1,241,343
Equity		15,155,446	14,584,478
Attributable to controlling shareholder's		14,864,165	14,245,728
Profit retention reserve		5,162,983	5,413,572
Attributable to non-controlling interest		291,281	338,750
Classification Adjustments
STATEMENTS OF FINANCIAL POSITION
Assets		(145,309)	(103,986)
Current assets		(165,749)	(111,760)
Bonds and securities		(165,749)	(111,760)
Noncurrent assets		20,440	7,774
Deferred income tax and social contribution		10,878
Investments		9,562	7,774
Liabilities		(145,309)	(103,986)
Noncurrent liabilities		31,995
Provisions for legal claims		31,995
Equity		(177,304)	(103,986)
Attributable to controlling shareholder's		(146,067)	(83,189)
Profit retention reserve		(146,067)	(83,189)
Attributable to non-controlling interest		R$ (31,237)	R$ (20,797)